Savings Incentive Match Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Savings Incentive Match Plan

Note 18 – Savings Incentive Match Plan

On January 1, 2017, the Company established a Savings Incentive Match Plan for Employees Individual Retirement Account (SIMPLE IRA), which covers all employees. The SIMPLE IRA Plan provides for voluntary employee contributions up to statutory IRA limitations. The Company matches 100% of employee contributions to the SIMPLE IRA Plan, up to 3% of each employee’s salary. The Company contributed and expensed approximately $52,000 and $39,000 to this plan in 2018 and 2017, respectively.